Subsequent Events	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Note 9. Subsequent Events

On May 1, 2015, the Company entered into a new option agreement (the “Option Agreement”) with Dr. Jorg Gerlach, pursuant to which the Company obtained a one year exclusive option to evaluate a wound cap technology (the “Technology”), for the purpose of determining whether the Company would like to purchase or license the Technology. Pursuant to the terms of the Option Agreement, the Company will pay Dr. Gerlach a non-refundable fee of $24,000, payable in four quarterly installments of $6,000, with the first installment due on May 1, 2015.